AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 11, 2016

                                                             FILE NO. 333-206012
                                                              FILE NO. 811-23080

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          / /
                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                          POST-EFFECTIVE AMENDMENT NO. 1                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/
                                AMENDMENT NO. 4

                         THE COMMUNITY DEVELOPMENT FUND
               (Exact Name of Registrant as Specified in Charter)

                            6255 CHAPMAN FIELD DRIVE
                              MIAMI, FLORIDA 33156
               (Address of Principal Executive Offices, Zip Code)

                                 (305) 663-0100
              (Registrant's Telephone Number, including Area Code)

                            KENNETH H. THOMAS, PH.D.
                    COMMUNITY DEVELOPMENT FUND ADVISORS, LLC
                            6255 CHAPMAN FIELD DRIVE
                              MIAMI, FLORIDA 33156
                    (Name and Address of Agent for Service)

                                    Copy to:

                           JOHN J. O'BRIEN, ESQUIRE
                          MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
          /X/    Immediately upon filing pursuant to paragraph (b)
          / /    On [date] pursuant to paragraph (b)
          / /    60 days after filing pursuant to paragraph (a)(1)
          / /    75 days after filing pursuant to paragraph (a)(2)
          / /    On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1 to Registration Statement 333-206012 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Miami, State of Florida on the 11th day of February, 2016.

                                                  THE COMMUNITY DEVELOPMENT FUND

                                                  /s/ Kenneth H. Thomas
                                                  ------------------------------
                                                  Kenneth H. Thomas, Ph.D.
                                                  Director, President, Chief
                                                  Executive Officer and
                                                  Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 11th day of February, 2016.


SIGNATURE                                  TITLE

/s/ Kenneth H. Thomas
------------------------------             Director, President, Chief Executive
Kenneth H. Thomas, Ph.D.                   Officer and Secretary

         *
---------------------
Antonio L. Argiz                           Director

         *
---------------------
Ronald Lindhart                            Director

/s/ Eric Kleinschmidt
-----------------------
Eric Kleinschmidt                          Treasurer and Chief Financial Officer


*By: /s/ Kenneth H. Thomas
     ----------------------------
     Kenneth H. Thomas, Ph.D.
     Attorney-in-Fact

                                 EXHIBIT INDEX

EXHIBIT NUMBER      DESCRIPTION

EX-101.INS          XBRL Instance Document
EX-101.SCH          XBRL Taxonomy Extension Schema Document
EX-101.CAL          XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF          XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB          XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE          XBRL Taxonomy Extension Presentation Linkbase